NET LOSS PER COMMON SHARE (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		16 Months Ended	22 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Numerator:
Loss from continuing operations	$ (1,987,728)	$ (14,530,815)	$ (5,044,226)	$ (40,463,749)	$ (49,052,749)	$ (21,469,563)	$ (61,524,199)	$ (66,568,425)
Loss from discontinued operations		$ (124)		$ (50,298)	$ (50,298)	$ (3,088,373)	$ 802,367	$ 802,367
Denominator:
Denominator for basic and diluted loss per share (weighted average shares)	273,292,023	208,433,252	271,700,310	180,593,498	219,530,283	70,372,421	242,840,594	217,215,254
Loss per common share, basic and diluted:
Loss from continuing operations (in dollars per share)	$ (0.01)	$ (0.07)	$ (0.02)	$ (0.22)	$ (0.22)	$ (0.31)	$ (0.25)	$ (0.31)
Loss from discontinued operations (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.04)	$ 0.00	$ 0.00